OTHER FINANCIAL ASSETS - Disclosure of other financial assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Other current financial assets	$ 3,583	$ 730
Other non current financial assets	5,298	6,783
Marketable securities [Member]
Disclosure of financial assets [line items]
Other current financial assets	1,791	730
Copper put options [Member]
Disclosure of financial assets [line items]
Other current financial assets	1,514	0
Fuel call options [Member]
Disclosure of financial assets [line items]
Other current financial assets	278	0
Investment in subscription receipts [Member]
Disclosure of financial assets [line items]
Other non current financial assets	1,200	2,400
Reclamation deposits [Member]
Disclosure of financial assets [line items]
Other non current financial assets	2,825	3,083
Restricted cash [Member]
Disclosure of financial assets [line items]
Other non current financial assets	$ 1,273	$ 1,300